Commonwealth
	Cash Reserve Fund







	Semi-Annual Report

	September 30, 2002







	Commonwealth Cash Reserve Fund, Inc.
	P.O. Box 1192
	Richmond, Virginia 23209-1192
	(800) 338-3383











	Commonwealth Cash Reserve Fund, Inc.

	Message to our Shareholders


We are pleased to present the semi-annual report for the Commonwealth Cash Reserve Fund (the Fund) for the six months ending September 30, 2002.

The economy has recovered from the mild recession in 2001, but in many key sectors, the recovery has been weaker than in prior post-recession periods. During the six-month period ending September 30, 2002 Gross Domestic Product grew 2.65% driven by the strongest consumer spending this year. The recovery has experienced soft spots with industrial production growing only modestly and business investment and corporate profits lagging behind prior recoveries. In contrast, home sales and housing construction remained robust, as the lowest mortgage rates on record made purchases easily affordable. In fact real, estate is expected to have one of its best years in history, supported by buyers seeking safer places than the equity market to invest their retirement savings. Retail sales also improved during the period, stimulated by zero interest financing and other incentives by automakers. The American consumer was willing to continue to spend, even in the face of a sharp decline in consumer confidence over the past few months. The most unique aspect of this cycle has been in financial markets: the dramatic, sustained declines in stock valuations and real interest rates throughout the recession-recovery have been unprecedented. Over $7 trillion of wealth has been lost in the U.S. equity markets over the last 18 months.

Interest rates fell further in the period reaching levels not seen in nearly 50 years. Stock market weakness, global tensions and a growing sense of unease with the state of the U.S. economy all contributed to this surprising decline which came in the face of a generally healthy economy. The Federal Open Market Committee (FOMC) maintained the Federal Funds rate at 1.75% during the period but in a surprise move, lowered the Funds rate to 1.25% on November 6. In making this move the FOMC stated, "Incoming data have tended to confirm that greater uncertainty, in part attributable to heightened geopolitical risks, is currently inhibiting spending, production and employment".

As rates have declined, the Fund has offered local government investors yields that are substantially higher than interest rates available on current short-term investments.

During this period of economic uncertainty, the Commonwealth Cash Reserve Fund will continue its tradition of care and prudence in the management of local government investments. We are proud of our track record of strong performance and look forward to the continued opportunity to meet your investment needs.




Respectfully,
PFM Asset Management LLC

November 25, 2002









	Commonwealth Cash Reserve Fund, Inc.

	Statement of Net Assets
	September 30, 2002
	(Unaudited)

Face
Amount					  	   Value
(000)						   (000)

	BANKERS' ACCEPTANCES  (3.9%)

	Fleet National Bank
$10,000		1.76%		10/16/02	$ 9,993

	Toronto Dominion Bank
  2,000		1.92%		12/11/02	  1,993


 12,000 Total Bankers' Acceptances
	(Original Cost  $11,968)      		 11,986



	CERTIFICATES OF DEPOSIT (15.8%)

	Canadian Imperial Bank of Canada
 12,000		1.76%		10/9/02		 12,000

	Chase Manhattan Bank
  5,000		1.85%		10/11/02	  5,000

	Dresdner Bank AG (NY)
  1,000		2.87%		4/7/03		  1,000
  2,000		2.58%		5/7/03		  2,000
  7,000		2.58%		5/29/03	  	  7,000

	Toronto Dominion Bank
  7,000		2.49%		3/7/03		  7,000
  2,000		2.56%		5/8/03		  2,000

	Wells Fargo Bank
 12,000		1.75%		10/15/02	 12,000


 48,000 Total Certificates of Deposit
	(Original Cost $48,000)   		 48,000



	COMMERCIAL PAPER (22.0%)

	Bear Stearns Company
 10,000		1.76%		11/15/02	  9,978

	Citicorp
  2,000		1.73%		10/1/02	   	  2,000

	CS First Boston
  4,000		1.77%		10/16/02	  3,997
  7,000		1.77%		10/23/02	  6,992

	Dexia Delaware LLC
 12,000		1.76%		10/7/02	 	 11,996

	Enterprise Funding Corp.
  5,044		1.78%		10/11/02	  5,042

	Goldman Sachs Group
 10,000		1.77%		10/8/02	  	  9,997

	Morgan Stanley Dean Witter & Co.
 10,000		1.76%		10/15/02	  9,993

	Salomon Smith Barney Holdings, Inc.
  7,000		1.76%		10/1/02	  	  7,000


 67,044	Total Commercial Paper
	(Original Cost  $66,944)		 66,995




	Commonwealth Cash Reserve Fund, Inc.

	Statement of Net Assets (continued)
	September 30, 2002
	(Unaudited)

Face
Amount						  Value
(000)						  (000)

	CORPORATE NOTES (5.9%)

	General Electric Capital Corporation
$ 1,000		2.75%		2/3/03		  1,014
    500		2.51%		3/14/03	            514
  3,000		2.72%		5/19/03	     	  3,058
  1,000		2.33%		6/18/03	    	  1,046

	Heller Financial, Inc.
  6,500		2.17%		1/15/03	    	  6,579

	Merrill Lynch & Company

  1,110		2.45%		2/12/03		  1,124

	Morgan Stanley Dean Witter & Company
  1,543		1.94%		3/1/03		  1,574


	Salomon Smith Barney Holdings, Inc.
  3,000		2.68%		5/15/03		  3,065


 17,653	Total Corporate Notes
	(Original Cost $18,329)      		 17,974



	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.0%)

	Federal Farm Credit Bureau Discount Notes
 12,075		1.75%		10/8/02		 12,071

	Federal Home Loan Bank Discount Notes
  5,000		1.67%		10/9/02		  4,998

	Federal Home Loan Bank Notes (Callable)
  5,000		2.25%		8/13/03		  4,997
  5,000		2.00%		9/5/03		  5,000
  5,000		2.04%		9/12/03		  5,000

	Federal Home Loan Mortgage Corporation
	Discount Notes
  8,510		1.70%		10/15/02 	  8,504
  1,330		1.89%		12/27/02	  1,324

	Federal Home Loan Mortgage Corporation
	Notes (Callable)
  3,000		2.06%		10/17/03	  3,000

	Federal National Mortgage Association
	Mortgage-Backed Security Discount Notes
  3,000		2.37%		2/3/03		  2,976

	Federal National Mortgage Association STRIPS
    848		2.66%		4/30/03		    835


 48,763	Total U.S. Government and Agency Obligations
 	(Original  Cost $48,642)		 48,705




	Commonwealth Cash Reserve Fund, Inc.

	Statement of Net Assets (continued)
	September 30, 2002
	(Unaudited)

Face
Amount                                           Value
(000)                                            (000)

	REPURCHASE AGREEMENTS (36.3%)

	Bear Stearns
$ 40,000	1.93%		10/1/02		$40,000

	(Dated 9/30/02, repurchase price $40,002,
	Collateralized by Federal Home Loan Mortgage
	Corporation Pool Certificates 6.5%, maturing
	1/1/29, market value $40,819)


	Goldman Sachs
 15,370		1.88%		10/1/02		 15,370

      	(Dated 9/30/02, repurchase price $15,371,
	Collateralized By Federal National Mortgage
	Association Pool Certificates, 5.5%, maturing
	5/1/32, market value $15,669)

	Morgan Stanley Dean Witter & Company
 25,000		1.79%		10/7/02		 25,000

      	(Dated 9/30/02, repurchase price $25,009,
	Collateralized By Federal National Mortgage
	Association Pool Certificates, 5.5%, maturing
	2/1/17, market value $25,483)

 30,000		1.74%		10/10/02	 30,000

	(Dated 9/18/02, repurchase price $30,032,
	Collateralized By Federal National Mortgage
	Association Pool Certificates, 6.5%, maturing
	7/1/32, market value $30,600)


110,370 Total Repurchase Agreements		110,370
	(Original Cost $110,370)


$303,830 TOTAL INVESTMENTS (99.9%)
         (Original Cost $304,253)		304,030



	OTHER ASSETS AND LIABILITIES (0.1%)	    376


	NET ASSETS (100.0%)
	Applicable to 304,405,579 outstanding
	shares of beneficial interest
	(7,000,000,000 shares authorized
	- no par value)			       $304,406


	NET ASSET VALUE, OFFERING PRICE AND
	 REDEMPTION PRICE PER SHARE		 $ 1.00


AT SEPTEMBER 30, 2002, 			Amount		Per
NET ASSETS CONSISTED OF	                 (000)		Share

Paid in Capital				$304,406	$1.00
Undistributed Net Investment Income	   -		 -
Accumulated Net Realized Gain		   -		 -
Unrealized Appreciation (Depreciation)
 of Investments				   -		 -

NET ASSETS				$304,406	$1.00


The accompanying notes are an integral part of these financial statements.






	Commonwealth Cash Reserve Fund, Inc.


	Statement of Operations
	For the Six Months Ended September 30, 2002
	(Unaudited)

							 	  (000)
INVESTMENT INCOME
	Interest Income						$ 2,587
EXPENSES
	Management Fees						    224
	Custodian Fees						     27
	Distribution Fees					     19
	Legal Fees						     40
	Audit Fees						      6
	Directors Fees and Expenses				      4
	Insurance, Registration Fees and Other			     20

	Total Expenses					 	    340

	Less Expenses Waived by Investment Advisor and
	 Distributor						   (136)

	Net Expenses						    204

	Net Investment Income			                  2,383

	Net Realized Gains on Investments			    103

	Net Increase in Net Assets Resulting from Operations    $ 2,486








	Statements of Changes in Net Assets
	(Unaudited)
							Six Months	Year
			 				Ended		Ended
			 				September 30,	March 31,
			 				2002		2002
			 	 			(000)		(000)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
	Net Investment Income			       $ 2,383		$ 7,747
	Net Realized Gains on Investments		   103		     94
	Net Increase in Net Assets			 2,486		  7,841

DISTRIBUTIONS TO SHAREHOLDERS FROM
	Net Investment Income				(2,383)          (7,747)
	Net Realized Gains on Investments		  (103)		    (94)
	Total Distributions				(2,486)		 (7,841)

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
	Issued					       395,147		671,750
	Redeemed				      (342,271)	       (683,049)
	Distributions Reinvested		         2,486		  7,841

	Net Increase (Decrease) from Capital Share
	  Transactions					55,362		 (3,458)

	Total Increase (Decrease) in Net Assets		55,362           (3,458)

NET ASSETS
	Beginning of Period			       249,044          252,502
               				           -----------      -----------
	End of Period				    $  304,406       $  249,044





The accompanying notes are an integral part of these financial statements.





	Commonwealth Cash Reserve Fund, Inc.

	Financial Highlights
	For a Share Outstanding Throughout Each Period
	(Unaudited)


			   Six Months
			   Ended
			   Sept 30,		Year Ended March 31
			    2002     2002     2001     2000     1999     1998
Net Asset Value,
 Beginning of Period	  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000

Income From Investment
 Operations
   Net Investment Income   0.009    0.031    0.062    0.053    0.053    0.055

 Total From Operations	   0.009    0.031    0.062    0.053    0.053	0.055

Less: Distributions
   Net Investment Income  (0.009)  (0.031)  (0.062)  (0.053)  (0.053)  (0.055)

 Total Distributions	  (0.009)  (0.031)  (0.062)  (0.053)  (0.053)  (0.055)

Net Asset Value,
End of Period		  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000

Total Return		   1.83%*   3.12%    6.46%    5.43%    5.40%	5.68%

Ratios/Supplemental Data
   Net Assets, End of
   Period (000)		$304,406 $249,044 $252,502 $135,708 $113,731 $120,359

Ratio of Expenses to
Average Net Assets	   0.15%*   0.15%    0.15%    0.15%    0.15%    0.15%

Ratio of Expenses to
Average Net Assets
Before Fee Waivers	   0.25%*   0.23%    0.24%    0.25%    0.25%	0.25%

Ratio of Net Investment
Income to Average
Net Assets		   1.83%*   3.07%    6.24%    5.34%    5.28%    5.54%

Ratio of Net Investment
Income to Average
Net Assets Before
Fee Waivers		   1.73%*   2.99%    6.15%    5.24%    5.18%    5.44%


* Annualized


The accompanying notes are an integral part of these financial statements.







	Commonwealth Cash Reserve Fund, Inc.

	Notes to Financial Statements
	(Unaudited)

	ORGANIZATION

A.	The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered
	under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund provides comprehensive investment management to counties, cities, towns, political subdivisions, public bodies and institutions, such as universities, hospitals and not-for-profit organizations. The Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry.

	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

B.	The following significant accounting policies of the Fund are in
	conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

	1. Securities held are stated at amortized cost, which approximates fair value at September 30, 2002. It is the Fund's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

	2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

	3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the Fund on the last day of each month.

	4. The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

	5. The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At September 30, 2002, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.





	Commonwealth Cash Reserve Fund, Inc.

	Notes to Financial Statements (continued)

	FEES AND CHARGES

C.	Public Financial Management, Inc., an investment advisory firm,
	provided investment advisory, administration, and transfer agent services to the Fund, pursuant to separate agreements with the Fund which expired July 30, 2002. Fees for investment advisory services were calculated at an annual rate of .12% of the average daily net assets of the Fund up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for the administration services were calculated at an annual rate of .05% of average daily net assets. Fees for transfer agent services were limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreement.

	PFM Asset Management LLC is a registered investment advisor under the Investment Advisors Act of 1940 which is under common ownership with Public Financial Management, Inc. On July 31, 2002, the Fund entered into an agreement with PFM Asset Management LLC to provide investment advisory, administration, and transfer agent services to the Fund, pursuant to separate agreements with the Fund which expire July 31, 2004. Fees for investment advisory services are calculated at an annual rate of .12% of the average daily net assets of the Fund up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for the administration services are calculated at an annual rate of .05% of average daily net assets. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreement.

	There were no transfer agent fees charged to the Fund by either Public Financial Management or PFM Asset Management LLC (collectively "PFM") during the six months ended September 30, 2002. PFM voluntarily waived $133,000 of fees under these advisory and administration agreements so that the aggregate operating expenses of the Fund would not exceed .15% of the Fund's average net assets for the six months ended September 30, 2002. Fees paid to PFM, after such waivers represented .07% of average net assets for the six months ended September 30, 2002.

	The Fund has adopted an Amended and Restated Distribution Plan
	(the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The President and a director of the Fund is the President and sole shareholder of the Distributor. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six months ended September 30, 2002, total expenses incurred by the Fund to the Distributor under the Plan were approximately $15,526, after waiving fees of $3,000.

	During the six months ended September 30, 2002, the Fund incurred approximately $21,792 of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.





	Commonwealth Cash Reserve Fund, Inc.

	Notes to Financial Statements (continued)

	GOVERNMENTAL ACCOUNTING STANDARDS

D.	Under Governmental Accounting Standards ("GAS"), state and local
	governments, including school districts and other municipal entities, are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its September 30, 2002 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.






	Proxy Voting Results
	(Unaudited)



Commonwealth Cash Reserve Fund shareholders voted on the following proposals at the special meeting of shareholders on July 18, 2002. The description of the proposals and number of shares voted for each proposal are as follows:


1.	To elect five directors to serve on the Fund's Board of Directors
	until their respective successors have been duly elected and qualified +


		  	    % of Outstanding 	% of Shares
	 Number of Shares         Shares	    Voted

For	  176,875,656.34          70.64%	    79.06%

Against             -		    -		      -

Abstain    46,845,701.32          18.71%            20.94%

Total	  223,721,357.66	  89.35%           100.00%

        + Each director received the same proportionate number of votes


2.	To approve an Investment Advisory Agreement between the
	 Fund and PFM Asset Management LLC

			    % of Outstanding 	% of Shares
  	 Number of Shares	  Shares	    Voted

For	  223,721,357.66          89.35%	   100.00%

Against            -                -                 -

Abstain            -                -                 -

Total	  223,721,357.66          89.35% 	   100.00%






	Commonwealth Cash Reserve Fund, Inc.

	Proxy Voting Results (continued)


3.	To approve Amended and Restated Articles of Incorporation
	for the Fund, including each of the following specific amendments: (a) increasing the number of shares that the Fund is permitted to issue from 500,000,000 shares to 7,000,000,000 shares; (b) establishing additional classes of capital stock and authorizing the Fund's Board of Directors to fix the relative rights and preferences of each such class (c) authorizing the Fund's Board of Directors to establish separate series within each such class and to fix the relative rights and preferences of each such series; and
	(d) authorizing the Fund's Board of Directors, without further action by shareholders, to increase the number of shares the Fund is authorized to issue, to allocate shares to any authorized class of shares and/or to change the name of any class or series, to the extent permitted by the Virginia Stock Corporation Act


	 		    % of Outstanding	% of Shares
	 Number of Shares	  Shares	    Voted

For	  223,721,357.66	  89.35%	   100.00%

Against             -               -                 -

Abstain             -               -                 -

Total	  223,721,357.66 	  89.35%	   100.00%




4.	To ratify or reject the selection of Ernst & Young LLP as
	the Fund's independent public accountants



	 		    % of Outstanding    % of Shares
	 Number of Shares         Shares	    Voted

For	  223,721,357.66	  89.35%	   100.00%

Against             - 		    -                 -

Abstain             -               -	              -

Total	  223,721,357.66	  89.35%	   100.00%




Fund Totals:

	Record Total		250,395,977.96

	Voted Shares		223,721,357.66

	Percent Voted		89.35%





Commonwealth
Cash Reserve Fund



Investment Adviser

PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101



Custodian

State Street Bank & Trust Company
125 Sunnynoll Court, Suite 200
Winston-Salem, NC 27106



Administrator and Transfer Agent

PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101



Distributor

Commonwealth Financial Group, Inc.
38 Cohasset  Lane
Cherry Hill, New Jersey 08003



Independent Auditors

Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103



Co-Counsel

McGuire Woods LLP
One James Center
901 E. Cary Street
Richmond, Virginia 23219

Corsell Talman LLC

Rose Tree Corporate Center II, Suite 6020
1400 North Providence Road
Media, Pennsylvania 19063





This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investment.